Document And Entity Information	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2024
Entity Registrant Name	WEBTOON Entertainment Inc.
Entity Central Index Key	0001997859
Entity Emerging Growth Company	false
Entity File Number	001-42144
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3830533
Entity Address, Address Line One	5700 Wilshire Blvd.
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90036
City Area Code	(323)
Local Phone Number	424-3795
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	WBTN
Security Exchange Name	NASDAQ